As filed with the Securities and Exchange Commission on September 26, 2003

1933 Act File No. 333-85850

1940 Act File No. 811-21073

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

[    ]

Pre-Effective Amendment No.

 [    ]

Post-Effective Amendment No. 2         [X]

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940         [X]

Amendment No. 4

(Check Appropriate Box or Boxes)

Bragg Capital Trust.

(Exact Name of Registrant as Specified in Charter)

100 Queens Road

Charlotte, North Carolina 28204

(Address of principal Executive Offices)

(704) 714-7711

(Registrant's Telephone Number, Including Area Code)

Steven Scruggs

100 Queens Road

Charlotte, North Carolina 28204

(Agent For Service)

With Copies to:

Stephanie A. Djinis, Esq.

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road Suite 310

McLean, Virginia  22102

It is proposed that this filing become effective on November 26, 2003 pursuant to paragraph (a)1 of Rule 485.

PROSPECTUS

Bragg Capital Trust


Queens Road Value Fund

(formerly Queens Road Large Cap Value Fund)

Queens Road Small Cap Value Fund

November 26, 2003


100 Queens Road

Charlotte, NC 28204

1-440-922-0066

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.


Both Funds are open end,  non-diversified  funds  having the  primary  investment objective of seeking long-term  capital growth.  The Queens Road Value Fund primarily invests in the equity securities of US companies. The Queens  Road  Small Cap Value Fund  primarily  invests  in  the equity securities  of small capitalization  U.S.  companies.  These  funds are not bank  deposits,  not FDIC insured and may lose value.

Prior to November 26,2003, the Queens Road Value Fund was named the Queens Road Large Cap Value Fund and had a non-fundamental investment policy to invest at least 85% of its net assets in equity securities of companies with market capitalizations of at least $5 billion at the time of purchase.


TABLE OF CONTENTS

Risk Return Summary

3

Investment Goals of the Funds

3

Principal Investment Strategies

3

Non-Principal Investment Strategies

3

Performance

3

Fees & Expenses

4


Queens Road Value (formerly Queens Road Large Cap Value)

Investment Objectives, Principal Strategies, & Risks

6

Investment Objectives and Policies

6

Principal Investment Strategies

6

Principal Risk Factors

6

Financial Highlights

8


Queens Road Small Cap Value

Investment Objectives, Principal Strategies, & Risks

9

Investment Objectives and Policies

9

Principal Investment Strategies

9

Principal Risk Factors

10

Financial Highlights

12

Investment Management

13

Shareholder Information

14

Buying and Redeeming Shares

14

Distributions and Taxes

17

See Back Cover For Additional Information

RISK/RETURN SUMMARY


Queens Road Value Fund

(formerly Queens Road Large Cap Value Fund)


Queens Road Small Cap Value Fund

(the "Funds")

Investment Goal of the Funds

Growth of Capital.

Principal Investment Strategies


The Queens Road Value Fund (Queens Road Value) and the Queens Road Small Cap Value Fund (Queens Road Small Cap Value) are open end, non-diversified funds having the primary investment objective of seeking long-term capital growth. To pursue their objective, the Funds invest primarily in the equity securities of U.S. companies.  Both Funds' assets are invested using a value-oriented strategy.  This means the Funds seek to buy securities whose prices are low in relation to what the Fund's Adviser believes is the true value of the securities.  The Queens Road Small Cap Value Fund  ("Queens Road Small Cap") invests primarily in companies with capitalizations of no more than $2 billion. The Queens Road Value Fund does not have a limitation on the market capitalizations of the companies in which it invests.

As non-diversified funds, the Funds may invest a greater portion of their assets in the securities of one issuer than a diversified fund. Economic, political, or other conditions that affect the industries or issuers in which a Fund may be heavily invested may result in greater fluctuation in the price of that Fund's shares than if the Fund  were  more  widely diversified

Important Notice Regarding Change In Investment Policies

The Queens Road Small Cap Value Fund investment policy regarding market capitalization restrictions described above is considered non-fundamental.  This means it can be changed without shareholder approval.  However, in the event of a change in this policy the Fund will provide at least 60 days notice to shareholders prior to a change in this policy.


Non-Principal Investment Strategies

Each Fund reserves the right to invest in other securities which may include other types of stocks, such as stocks of larger companies, foreign companies, growth companies, or fixed income investments including investment grade bonds and high risk bonds (often called junk bonds).

Performance

The Funds are new and do not have a full calendar year of performance.  Once the Funds have had a full calendar year of performance, each will provide you with its total and average annual return information including after-tax performance information.


For the year to date period ending 5/31/2003 the Queens Road Value Fund’s return was 10.04% for the year to date period ending 5/31/2003 vs. an 11.48% return for the S&P 500/Barra Value Index.

Prior to November 26,2003, the Queens Road Value Fund was named the Queens Road Large Cap Value Fund.


For the year to date period ending 5/31/2003, the Queens Road Small Cap Value Fund’s return was 12.27% vs. a 14.55% return for the Russell 2000 Value Index.

 Past performance is not necessarily an indication of future performance.  Neither Fund is a complete investment program and you may lose money by investing in either Fund.

Fees & Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.


Shareholder Fees (fees paid directly from your investment)

	Queens Road Value	Queens Road Small Cap
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	Queens Road Value	Queens Road Small Cap
Management & Advisory Fees*	.95%	1.35%
12b-1 Shareholder Servicing Fees	None	None
Other Expenses	.00%	.00%

Total Annual Fund Operating Expenses	.95%	1.35%


*The Funds’ investment Adviser has contractually agreed in its Investment Advisory Agreement to pay all operating expenses of each Fund except for brokerage, taxes, interest, litigation expenses, and other extraordinary expenses.  These fees are reduced as certain net asset levels are reached as follows:


Net Assets	Queen Road Value Management Fee	Queen Road Small Cap Management Fee
$0-$250,000,000	0.95%	1.35%
$250,000,001-$500,000,000	0.85%	1.25%
Greater than $500,000,000	0.80%	1.15%


These funds are not bank deposits, not FDIC insured and may lose value.

         Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  This example assumes:

•

You invest $10,000 in each Fund for the time period indicated.

•

You redeem all of your shares at the end of those periods.

•

Each Fund has a 5% annual return and its operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


	1 year	3 Years	5 Years	10 Years
Queens Road Value	$97	$303	$526	$1,167
Queens Road Small Cap	$137	$428	$740	$1,625

Prior to November 26, 2003, the Queens Road Value Fund was named the Queens Road Large Cap Value Fund.



Queens Road Value Fund

(formerly Queens Road Large Cap Value Fund)


INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, and RELATED RISKS

Investment Objectives and Policies

The investment objective of the Fund is growth of capital. Investments will be made based on their potential for capital growth.  There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies

Principal Investment Strategies


The Fund invests primarily in the equity securities of U.S.  companies which  include  common  stocks,   preferred   stocks  and  convertible securities. The Fund's adviser invests the Fund's assets by pursuing a value-oriented  strategy. The strategy begins with a screening process that seeks to  identify  companies  whose  stocks  sell at  discounted price-to-earnings  (P/E)  and  price-to-cash  flow  (P/CF)  multiples. Companies that maintain  strong  balance  sheets and have  experienced managements are favored.  The investment  manager attempts to identify situations where stock prices are undervalued by the market.


The fund does not expect to engage in active and frequent trading of securities.  However, as market conditions warrant the turnover rate may at times exceed 100%.  The fund may also hold cash and cash equivalents to retain flexibility in meeting redemptions and paying expenses.  In order to respond to adverse market conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments.  As a result, the fund may not achieve its investment objective.

Current income is not a primary investment objective of the Fund

The Fund will sell securities when, in the opinion of the investment adviser, they are trading for more than their intrinsic value or if additional cash is needed to fund redemptions.

See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI").

Principal Risk Factors

Who May Want to Invest in the Fund


Queens Road Value Fund is designed for investors who seek one or more of the following:


•

a stock fund with the long-term goal of growth of capital

•

a fund to complement a portfolio of other investments

•

are willing to accept significant changes (up or down) in the value of an investment

The fund is NOT appropriate for investors who:

•

want to avoid high volatility or possible losses

•

want an investment that pursues market trends or focuses on particular sectors or industries

•

are pursuing a short-term goal or investing emergency reserve money

•

are seeking a high level of regular income or preservation of capital

Main Risks

General risk.  There is no assurance that the Fund will meet its investment goal.  The Fund's share price,  and the  value  of your investment,  may change.  When the value of the Fund's  investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well.

Stock market volatility.  While stocks have historically  outperformed other asset classes over the long term, stock markets are volatile and can decline  significantly  in response to adverse issuer,  political, regulatory,  market or economic  developments.  Different parts of the market can react differently to these developments.

Value  Investing.  The value  approach to investing  involves the risk that those stocks may remain undervalued.  Value stocks as a group may be out of favor and  underperform the overall equity market for a long period of time, while the market  concentrates on "growth" stocks.  In addition,  the Fund may have to forgo  investments  that  show  growth potential if they are inconsistent with its value investment strategy.

Value funds often  concentrate  much of their  investments  in certain industries,  and thus will be more  susceptible  to factors  adversely affecting  issuers within that industry than would a more  diversified portfolio of securities.

Diversification.  The Fund is non-diversified. It may invest a greater portion  of  its  assets  in  the securities  of  one  issuer  than a diversified fund. Economic, political, or other conditions that affect the  industries  or issuers in which the Fund may be heavily  invested may result in greater fluctuation in the price of the Fund's  shares than if the Fund were more widely diversified. The Fund does intend to meet certain tax diversification requirements.

Issuer-specific  changes.  The value of an individual  security can be more volatile  than the market as a whole and can perform  differently than the value of the market as a whole.

Portfolio  strategy.   The  investment  manager's  skill  in  choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Financial Highlights Information

The financial highlights table is intended to help you understand the Fund’s financial performance from the funds inception (6/13/2002) through 5/31/2003 and reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming the reinvestment of dividends and distributions).  This information has been audit by McCurdy & Associates, CPAs, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report which is available upon request.

Financial Highlights
Selected data for a share outstanding throughout the period:	6/13/2002*
	to
	5/31/03
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income	0.19
Net Gains or Losses on Securities
(realized and unrealized)	0.64
Total from Investment Operations	0.83
Distributions
(from net investment income)	(0.09)
(from capital gains)	0.00
Total from Distributions	(0.09)
Net Asset Value -
End of Period	$10.74

Total Return	8.43%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$355

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	(b)
Ratio of Net Income to Average Net Assets	1.10%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	(b)
Ratio of Net Income to Average Net Assets	2.04%	(b)
Portfolio Turnover Rate	1.73%	(b)

(a) For a period of less than one year, total return is not annualized
(b) Annualized
* Commencement of Operations

Queens Road Small Cap Value Fund

INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, and RELATED RISKS

Investment Objectives and Policies

The investment objective of the Fund is growth of capital. Investments will be made based on their potential for capital growth.  There is no assurance that the Fund will achieve its investment objective.  The Fund's investment objective is fundamental and may not be changed without shareholder approval.

Principal Investment Strategies

To pursue its objective, the Fund will normally invest at least 80% of its assets (for the purpose of this requirement, net assets includes net assets plus any borrowings for investment purposes) in equity securities of companies with small market capitalization.  Small-cap companies have a market capitalization of no more than $2 billion. Companies whose capitalization increase above $2 billion after purchase continue to be considered small-cap companies for purposes of this 80% investment policy.  If the Fund is not in compliance with this 80% investment policy due to fluctuations in the price of securities, the Fund's  future investments will be made in a manner that will bring the Fund into compliance with that policy.

The  Fund  invests   primarily  in  the  equity   securities  of  U.S. Companies which include common stocks, preferred stocks and convertible securities. The Fund's adviser invests the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process hat seeks to identify companies whose stocks sell at discounted Price-to-earnings  (P/E) and price-to-cash flow (P/CF) multiples. Companies that maintain strong balance sheets and   experienced managements are favored. The investment advisor attempts to identify situations where stock prices are undervalued by the market.

The fund does not expect to engage in active and frequent trading of securities.  However, as market conditions warrant the turnover rate may at times exceed  100%.  The fund may also hold cash and cash equivalents to retain flexibility in meeting redemptions and paying expenses.  In order to respond to adverse market conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments.  As a result, the fund may not achieve its investment objective.

The Fund will sell securities when, in the opinion of the investment adviser, they are trading for more than their intrinsic value or if additional cash is needed to fund redemptions.

See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI").

Principal Risk Factors

Who May Want to Invest in the Fund

The Queens Road Small Cap Value Fund is designed for investors who seek one or more of the following:

•

an aggressive stock fund with the long-term goal of growth of capital

•

a fund to complement a portfolio of more conservative investments

•

are willing to accept significant changes (up or down) in the value of an investment

The fund is NOT appropriate for investors who:

•

want to avoid high volatility or possible losses

•

want an investment that pursues market trends or focuses on particular sectors or industries

•

are pursuing a short term goal or investing emergency reserve money

•

are seeking regular income or preservation of capital

Main Risks

General risk.  There is no assurance that the Fund will meet its investment goal.  The Fund's share price, and the value of your investment, may change.  When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well.

Stock market volatility.  While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory,  market or economic  developments.  Different parts of the market can react differently to these developments.

Value investing.  The value approach to investing involves the risk that those stocks may remain undervalued.  Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "growth" stocks.  In addition, the Fund may have to forgo investments that show growth potential if they are inconsistent with its value investment strategy.

Value funds often concentrate much of their investments in certain industries, and thus will be more  susceptible  to factors  adversely affecting  issuers within that industry than would a more diversified portfolio of securities.

Small cap securities.  Investing in the securities of small companies involves special risks.  Among other things, the prices of securities of small companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.

In addition, it is anticipated that some of the Fund's portfolio securities may not be widely traded, and that the Fund's position in such securities may be substantial in relation to the market for such securities.  Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices.

Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies.  The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies.  Small companies have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger cap stocks, i.e., small cap stocks may decline in price as the prices of large cap stocks rise or vice versa.

Diversification. The Fund is non-diversified. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund. Economic, political, or other conditions that affect the industries or issuers in which the Fund may be heavily invested may result in greater fluctuation in the price of the Fund's shares than if the Fund were more widely diversified. The Fund does intend to meet certain tax diversification requirements.

Issuer-specific changes.  The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy.  The investment advisor's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Financial Highlights Information

The financial highlights table is intended to help you understand the Fund’s financial performance from the funds inception (6/13/2002) through 5/31/2003 and reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming the reinvestment of dividends and distributions).  This information has been audit by McCurdy & Associates, CPAs, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report which is available upon request.

Financial Highlights
Selected data for a share outstanding throughout the period:	6/13/2002*
	to
	5/31/03
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income	0.16
Net Gains or Losses on Securities
(realized and unrealized)	0.73
Total from Investment Operations	0.89
Distributions
(from net investment income)	(0.09)
(from capital gains)	0.00
Total from Distributions	(0.09)
Net Asset Value -
End of Period	$10.80

Total Return	9.02%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$382

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	1.34%	(b)
Ratio of Net Income to Average Net Assets	0.42%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	(b)
Ratio of Net Income to Average Net Assets	1.76%	(b)
Portfolio Turnover Rate	13.26%	(b)

(a) For a period of less than one year, total return is not annualized
(b) Annualized
* Commencement of Operations

MANAGEMENT, ORGANIZATION, and CAPITAL STRUCTURE OF THE FUNDS

Management

Board of Trustees

The Board of Trustees has overall responsibility for the management of the Funds. The Board formulates the policies and meets periodically to review the  Funds'  performance,  monitor  investment  activities  and practices  and  discuss  matters   affecting  the  Funds.  Additional information regarding the Board of Trustees can be found in the Funds' Statement of Additional Information.

Adviser and Portfolio Management

Bragg Financial Advisors,  Inc.  ("BFA"), a registered investment advisor located at 100 Queens Road, Charlotte, NC 28204, is the Funds' investment  manager.  Each Fund has retained BFA to provide management and investment advisory services.

BFA provides investment management and supervision to individuals and institutions.  The firm manages over $125 million on a discretionary basis.


As compensation for the management and advisory services furnished to the Funds,  BFA receives  annually .95% of average daily net assets of Queens Road Value and 1.35% of average daily net assets of Queens Road Small Cap.  These annual rates are accrued daily and paid monthly for each fund.  These fees are reduced as certain net asset levels are reached,  see Fees and Expenses  section in the Prospectus for further explanation.  BFA has  contractually  agreed  to  pay  all  operating expenses  of  each  Fund  except  for  brokerage,   taxes,   interest, litigation expenses, and other extraordinary expenses.


Portfolio Managers

Steve Scruggs is portfolio manager for the Queens Road Small Cap Value Fund. Mr. Scruggs is an employee of BFA and a Trustee of the Fund. Mr. Scruggs holds a Bachelor's Degree from North Carolina State University and an MBA from Wake Forest  University.  He is a CFA charter holder and member of the  Association of Investment  Management and Research.  He has been employed by BFA since January 2000. Previously, he was a Product Manager with Reliance Insurance from 1999-2000 and a Product Manager with Integon Insurance from 1995-2000.


Mark Thompson is portfolio manager for the Queens Road Value Fund. Mr. Thompson is a portfolio manager with BFA. Mr. Thompson holds a Bachelor's  Degree from Davidson College and is a CFA charter holder and member of the  Association of Investment  Management and Research. He has been  employed  by BFA  since  February  1999.  Prior to that, beginning in March of 1997,  Mr.  Thompson  worked on the Fixed Income trading desk at Montgomery Securities.


The Adviser is not a party to any legal proceedings which would likely have a material adverse effect on the Funds or the ability of the Adviser to perform its contract with the Funds.

SHAREHOLDER INFORMATION

Buying and Redeeming Shares

You pay no sales charge to purchase or sell (redeem) shares of the Fund.  You may purchase or sell shares at the net asset value of a share (NAV), next calculated after the transfer agent has received the request in good order. Net asset value per share of a Fund is computed by the Fund Accountant as of the close of business (currently 4:00 P.M., Eastern Standard Time) each day the New York Stock Exchange is open for trading.  Therefore, if your order is received prior to 4:00PM, your order will be priced at that day's NAV. If your order is received after 4:00PM or on a day the New York Stock Exchange is not open, your order will be priced at the next calculated NAV. The Funds do not accept orders that request a particular day or price for the transaction or any other special conditions.

You will receive a confirmation of each transaction and quarterly statements showing your balance and account activity.  You should verify the accuracy of all transactions and statements as soon as you receive them.

Computing NAV

Net asset value (NAV) of each Fund is determined by calculating the total value of all portfolio  securities,  cash,  other assets held by the Fund, and interest and dividends accrued and subtracting from that amount all  liabilities,  including  accrued  expenses.  The net asset value of each Fund is divided by the total number of shares outstanding to determine each Fund's NAV. The NAV is calculated at the close of regular trading on the NYSE on each business day the exchange is open. If the exchange closes early, the fund will calculate NAV at that time.

For purposes of computing NAV each Fund uses the last reported sales price or quotation for portfolio  securities,  or if market quotations are not readily available, fair value will be determined in good faith by the Board of Trustees. If the Adviser believes, in good faith, that the market quotations  provided do not accurately represent the value of a security, the security will be valued at fair value as determined in good faith  according to the Fund's Pricing Policy  approved by the Board of Trustees.

Transactions Through Third Parties

If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Brokers, advisers, retirement plans or others may charge transactions fees or set different minimum investments or limitations on buying or selling shares. Consult your financial representative if you have any questions about any such fees or imitations prior to buying or selling shares.

How to Purchase Shares

A minimum initial investment of $10,000 is required to open an account ($1000 for Traditional and Roth IRAs) with subsequent minimum investments of $1,000 ($50 for Traditional and Roth IRAs). Investment minimums may be waived at the discretion of the Board of Trustees.

Shareholders Accounts

When you invest in the Fund, the Transfer Agent will establish  an account to which all full and fractional shares (to three  decimal places) will be  credited.  Your purchase will receive the NAV next calculated after the Transfer Agent has received your order. The Fund will not issue share certificates evidencing shares of the Fund. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption.

Initial Purchase

The initial purchase may be made by check or by wire in the following manner:

o

By  Check.   You should   complete and sign the account application which accompanies this Prospectus, and send it along with a check for the initial investment payable to the Transfer Agent at:

Mutual Shareholder Services

8869 Brecksville Road

Brecksville, OH 44141

Please include on your check the name of the Fund you are  investing in:


Queens Road Value Fund

-or-

Queens Road Small Cap Value Fund


o

By Wire. In order to expedite the investment of funds, you may advise your bank or broker to transmit funds via Federal Reserve Wire System to:

U.S.Bank, N.A.

ABA #0420-0001-3

Account #19945-8217


f/b/o Queens Road Value Fund

- or -

f/b/o Queens Road Small Cap Value Fund


Your name and account number (if available) should also be provided. Your bank may charge a fee for the wire transfer of funds, which is your responsibility.

o

Through Brokers.  Each Fund may be made available through a network of brokers.  Please check with your broker on the availability of the Funds.

Subsequent Purchases

You may make additional purchases in the following manner:

o

By Check.  You should mail a check made  payable to the Fund to the Transfer  Agent.  Include your account  number on the check.

o

By Wire.  Funds  may be wired by  following  the  previously stated instructions for an initial purchase.

An order confirmation will be mailed to you.

Automatic Investment Plan

The Automatic Investment Plan permits you to purchase shares of a Fund at monthly intervals, provided that your bank allows automatic withdrawals.  At your option, the bank account that you designate will be debited by an amount that you specify, and such funds will be used to purchase shares of a Fund on a monthly basis. To participate in the Automatic Investment Plan, call the Transfer Agent at (440) 922-0066 to obtain the appropriate forms.  The Automatic Investment Plan does not assure a profit and does not protect against loss in declining markets.  You may terminate your participation with the Automatic Investment Plan at any time by notifying the Transfer Agent in writing.

Other Information Concerning Purchase of Shares

Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons.  If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss.  For purchases of $50,000 or more, the Fund may, in its discretion, require payment by wire or cashier's or certified check. For initial purchases, the Fund will not process a redemption of the purchased shares until clearance of the check deposited for that purchase. Cash, money orders and travelers checks are not accepted as payment for shares.

How to Redeem Shares

All shares of a Fund offered for redemption will be redeemed at the NAV of the Fund next determined after the Transfer Agent receives the redemption  request that is in compliance with the requirements described in this section. Because each Fund's NAV will fluctuate as a result of changes in  the market value of the Fund's portfolio securities, the amount you receive upon redemption may be more or less than  the amount you paid for such Fund shares being redeemed. Redemption proceeds will be mailed to your registered address of record  or, if the  redemption  proceeds are $5,000 or more, may be transmitted by wire,  upon your written request to the Transfer Agent, to your pre-designated account at a domestic bank. You will be charged for the cost of such wire transfer.  Fund redemption proceeds will be mailed generally  within 7 days of receipt of the redemption  request. Redemptions for fund shares will only be made after the check for the purchase of those fund shares has cleared payment.

Redemption by Mail

Shares may be redeemed by mail by writing directly to the Transfer Agent.  The redemption request must be signed exactly as your name appears on the account application, with the signature guaranteed, and must  include your  account  number.  If Fund shares are owned by more than one person,  the redemption  request must be signed by all owners exactly as the names appear on the  registration  form.  You should be able to  obtain  a  signature  guarantee  from a bank, broker-dealer, credit union (if authorized under state law),  securities  exchange or association, clearing agency or savings association.  A notary public is not an acceptable guarantor.

A request for redemption will not be processed until all the necessary documents have been received in proper form by the Transfer Agent. If you are in doubt as to what documents are required, you should contact the Transfer Agent at (440) 922-0066.

Other Information Concerning Redemption

Each Fund reserves the right to take up to seven days to make payment if,  in the  judgment of the Adviser, the Fund could be adversely affected by immediate payment.  In addition, the right of redemption for a Fund may be suspended or the date of payment postponed for (a) any  period (i) during which the New York  Stock  Exchange  is closed other than  customary weekend  and holiday  closings, or (ii) during which trading on the New York Stock  Exchange is  restricted; (b) any period  during  which an emergency  exists  as a result of which (i) disposal  by a  Fund  of  securities  owned  by it is  not  reasonably practicable,  or (ii) it is not reasonably  practicable  for a Fund to fairly  determine  the value of its net assets;  or (c) for such other periods as the SEC may by order permit for the protection of shareholders of a Fund. In determining whether any of the conditions for suspension of redemption are in effect, each Fund will be guided by the rules, regulations and pronouncements of the SEC.

Due to the high cost of maintaining accounts, each Fund has the right to redeem, upon not less than 30 days' written notice, all of your shares of the Fund if, through prior redemptions, your account has a net asset value of less than $5,000.  You will be given at least 30 days' written notice prior to any involuntary redemption and during such period will be allowed to purchase additional shares to bring your account up to the applicable minimum balance before the redemption is processed.

For fund redemptions in excess of $100,000 and other certain instances, each Fund reserves the right to payment-in-kind whereby the Fund will transfer marketable securities to the investor.


DISTRIBUTION AND TAXES


The Funds intend to qualify as "regulated investment companies" (RICs) under  Subchapter M of the Internal  Revenue Code of 1986,  as amended  (the  "Code").  To  qualify,  each  Fund  must,  among  other  things, distribute each year  substantially  all of its net income and capital gains.  Funds  that  qualify as RICs are not liable for taxes on their distributions.

Each Fund will declare and pay dividends and distributions  from net investment income and net capital at least annually. All distributions will be reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or  reinvested in additional shares.  Shares become entitled to receive distributions on the day after the shares are issued.

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.  Distributions of net income including short-term capital gains are taxable to you as ordinary income.  Distributions of long-term capital gain generally are taxable to you as long-term   capital gain.  Based on their investment strategies, the Funds anticipate that their distributions will consist primarily of capital gains.  Distributions also may be subject to certain state and local taxes.  If a Fund fails to qualify as a registered investment company in any year, distributions may be subject to double taxation.  Please see the Statement of Additional Information for more information.

Avoid "Buying a Dividend"

If you buy shares just before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Investment income received by a Fund may give rise to withholding and other taxes imposed by foreign countries.  Each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to its shareholders credits or deductions for foreign income taxes paid, but there can be no assurance that it will be able to do so.  For further information, please see the Statement of Additional Information.

A fund may be required to withhold US federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Any amounts withheld may be credited against your US Federal income tax liability.

Each year shortly after December 31, a Fund will send you tax information stating the amount and type of distributions paid during the year. Consult your personal tax adviser about the tax consequences of an investment in the Fund in your particular circumstances.

SHAREHOLDER INQUIRIES SHOULD BE DIRECTED TO:

Mutual Shareholder Services

8869 Brecksville Road

Brecksville, OH 44141

1-440-922-0066

(Collect)


QUEENS ROAD VALUE FUND


QUEENS ROAD SMALL CAPVALUE FUND

Additional Information

Additional  information  about the Funds has been filed with the  Securities an Exchange Commission (the "Commission") in a Statement of Additional  Information dated the same date as this Prospectus.  The Statement of Additional Information provides  more  detailed  information  about  the  Fund and is  incorporated  by reference into this Prospectus.

Contacting the Fund

If you  would  like  to  obtain  a free  copy  of the  Statement  of  Additional Information  or have any  inquiries  about the Fund,  please  contact the Funds' transfer agent, at (440) 922-0066.

Contacting the Securities and Exchange Commission

Additional  information  about the Funds  including  the Statement of Additional Information  can be  reviewed  and  copied at the Public  Reference  Room at the Securities and Exchange Commission in Washington,  DC 20549-0102.  The scheduled hours of operation may be obtained by calling the SEC at 1-202-942-8090.

You can receive copies of this information, after paying a duplicating fee,

By Writing to:

Public Reference Room

Securities and Exchange Commission

Washington, DC 20549-0102

Or, by Emailing:

 publicinfo@sec.gov

Free access to reports and other  information  about the Funds is available from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

Investment Company Act File No. 811-21073

Statement of Additional Information

For


Queens Road Value Fund

Queens Road Small Cap Value Fund


Each a series of Bragg Capital Trust

November 26, 2003

100 Queens Road

Charlotte, NC 28204

(440) 922-0066

This Statement of Additional Information relating to the Funds is not a prospectus and should be read in conjunction  with the Funds' prospectus dated November 26, 2003.  A copy of the Funds' prospectus can be obtained from the Fund at (440) 922-0066 (collect).  The prospectus to which this Statement of Additional Information relates is hereby incorporated by reference.

This Statement of Additional Information is divided into two sections.  Section One contains information which is specific to each individual Series of the Trust. Section Two contains information which generally is shared by both Series of the Trust.

TABLE OF CONTENTS


Section I

Queens Road Value Fund and Queens Road Small Cap Value Fund


Fund History

4

Description of the Funds, their Investments and Risks

4

Fundamental and Non Fundamental Investment Policies

7

Management of the Funds

9

Standing Committees

11

Ownership of Equity Securities

11

Compensation Table

12

Ownership of Shares

12

Investment Advisory Services

13

Other Services

15

Section II

Brokerage Allocation & Other Practices

16

Capital Stock and Other Securities

18

Purchase, Redemption and Pricing of Securities Being Offered

18

Taxation of the Funds

18

Performance

20

Financial Statements

24

Proxy Voting Policies

39

Section III

Other Information

39

Definitions

"1940 Act " means the Investment Company Act of 1940, as amended

"Distributor" means Queens Road Securities,LLC, 100 Queens Road, Charlotte, NC 28204

"BFA" means Bragg Financial Advisors, Inc., 100 Queens Road, Charlotte, NC 28204

"Vote of the majority of outstanding voting securities" means the vote, at the annual or special meeting of shareholders duly called, (i) of 67% or more of the voting securities  present at the meeting if the holders of more than 50% of the outstanding  voting  securities  are present or  represented by proxy or (ii) or more than 50% of the outstanding voting securities, whichever is less.

I. Fund History


The Queens Road Value Fund  ("Queens Road Value") and Queens Road Small Cap Value ("Queens Road Small Cap") (collectively, the "Funds") are series of the  Bragg  Capital  Trust  ("Trust").  The Trust is an open-end management investment  company,  as defined in the 1940 Act,  organized as a business trust under the laws of the State of Delaware  by  Certificate  of Trust,  dated as of January 1, 2002 and by the Declaration of Trust,  dated as of May 10, 2002 (the "Declaration of Trust").  A "Series" is a separate pool of assets of the Trust which is separately  managed and may have a different  investment  objective and different  investment  policies of another  Series.  The Funds are currently the only two Series of the Trust.


II. Description of The Funds and Their Investment Risks

Each  Fund  is a non-diversified open-end management investment company.  A non-diversified fund does not have to meet the diversification requirements of a diversified fund required by the 1940 Act.

The Funds' investment objectives are fundamental and may only be changed by a vote of a majority of the outstanding voting securities of the Fund.

Although each Fund will primarily invest in common and preferred stock (which are more fully  described in the Funds'  prospectus), the Fund's portfolio may also  contain  securities  traded  outside  of the U.S. or foreign securities represented by American Depository  Receipts (ADRs) and other similar receipts. Each Fund may also, in furtherance of its investment objective, invest, trade or engage in the securities or investment activities described below.

o

Money-Market Investments.  A Fund may invest in no-load money-market mutual funds, high-quality short-term debt securities and money-market instruments  (such as  repurchase  agreements,  commercial  paper  and  certificates  of deposit) (collectively, "money-market investments"), when and to the extent deemed  advisable by the Adviser.  A mutual fund investment by a Fund, the portfolio of which consists of  money-market  investments  may involve some duplication  of  advisory  fees and  other  expenses.  Money market funds typically  invest in short-term debt  instruments and attempt to maintain a stable net asset  value.  Although, the risk is low,  these funds may lose value.

o

U.S. Government Obligations.  A fund may invest in securities issued by the U.S. Treasury or by agencies and  instrumentalities  of the U.S. government which are backed by the full faith and credit of the U.S. government.  They include Treasury bills, notes and bonds.

o

Convertible  securities.  A Fund may invest in convertible securities which is generally a debt  obligation  or  preferred  stock that may be converted within a specified  period of time into a certain amount of common stock of the  same  or  a  different  issuer.  A  convertible  security  provides  a fixed-income stream and the opportunity, through its conversion feature, to participate  in the  capital  appreciation  resulting  from a market  price advance in its underlying  common stock.  As with a straight  fixed- income security,  a  convertible  security  tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible  security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest  rates and market  movements,  a convertible security is not as  sensitive to interest  rates as a similar  fixed-income security,  nor  is it as  sensitive  to  changes  in  share  price  as  its underlying stock.

A convertible  security is usually issued either by an operating company or by an investment bank. When issued by an operating  company,  a convertible security tends to be senior to common stock, but subordinate to other types of fixed-  income  securities  issued by that  company.  When a convertible security  issued by an  operating  company is  "converted,"  the  operating company  often issues new stock to the holder of the  convertible  security but, if the parity price of the convertible  security is less than the call price,  the operating  company may pay out cash instead of common stock. If the convertible  security is issued by an investment  bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining  the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it  uses to rate a more  conventional  debt  security,  a  convertible preferred stock is treated like a preferred stock for the Fund's  financial reporting,  credit rating, and investment  limitation purposes. A preferred stock is subordinated  to all debt  obligations in the event of insolvency, and an  issuer's  failure to make a dividend  payment is  generally  not an event of default  entitling the  preferred  shareholder  to take action.  A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's  business  prospects for an indefinite  period of time. In addition, distributions from preferred stock are dividends, rather than interest  payments,  and are usually treated as such for corporate tax purposes.

o

Exchange  Traded Funds. A Fund may invest in investment companies issuing shares which are traded like  traditional  equity  securities on a national stock exchange or the NASDAQ National  Market System.  Many exchange traded securities  represent  ownership  in a trust that has been  established  to accumulate and hold a portfolio of securities that is intended to track the performance  of a  securities  market  index.  Certain indices tracked by exchange traded funds are highly concentrated in one or a few industries or individual securities, and thus, may have higher price volatility than many broad-based stock indices. With many exchange-traded funds, there is a risk that the  overall  liquidity  of the  secondary  market for shares of those funds may fluctuate and shares become illiquid.

o

Options.  A Fund may invest in put and call options for which a Fund pays a premium  (cost of option),  and a Fund may buy or sell from a long position such options,  exercise such options,  or permit such options to expire, in each case, when and to the extent deemed advisable by the Adviser there are two basic types of options: "puts" and "calls." A call option on a security gives the  purchaser  of the  option  the right to buy,  and the writer the obligation to sell, the  underlying  asset at the exercise price during the option  period.  Alternatively,  a  put  option  on a  security  gives  the purchaser  the right to sell,  and the writer the  obligation  to buy,  the underlying asset at the exercise price during the option period.  Purchased options  have  defined  risk,  that is, the  premium  paid for the  option, regardless of how much the affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset.  In general, a purchased put increases in value as the price of the underlying security falls and a purchased call increases in value as the value of the underlying security rises. The Funds will not engage in the writing of call or put options.

In addition to options on individual securities, a Fund may buy or sell from a long position options on securities indices. In general, options on indices of securities are similar to option on individual securities except that delivery requirements are different.  For example, a put option on an index of securities does not give the holder the right to make  actual delivery of a basket of  securities  but instead gives the holder the right to  receive an amount of cash upon  exercise  of the option if the value of the  underlying  index has fallen below the exercise  price.  The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple.  As with option on equity securities or futures contracts, a Fund  may  offset  its  position  in index  options  prior to expiration by entering into a closing  transaction on an exchange or it may let the option expire unexercised.

A Fund may engage in both hedging and nonhedging strategies.  Although effective hedging can generally capture the bulk of a desired risk adjustment,  no hedge is completely effective.  A Fund's ability to hedge effectively through transactions in options depends on the degree to which price movements in its holdings correlate with price movements of the options.

o

Short Sales.  A Fund may engage in short sale transactions in securities listed on one or more worldwide securities exchanges, particularly the United States, when and to the extent deemed advisable by the Adviser.  A Fund may only make short sales "against the box", i.e., sales made when a Fund owns securities identical to those sold short.  A short sale is a transaction in which a Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security.  A short sale against the box is a short sale where a Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

o

Illiquid  Securities.  A Fund may invest up to 15% of its net assets in illiquid securities.  The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities.  The price quoted for illiquid securities shall be the fair market value determined by a method approved by the Trustees.  Due to the nature of illiquid securities, the actual price received for the securities when sold may be substantially less than the quoted price when the decision to sell the securities was made.

o

Temporary Defensive  Position.  Each Fund may hold up to 100% of its assets in cash or high quality debt securities for temporary defensive purposes. A Fund will adopt a temporary defensive position when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to a Fund's other investment policies. The types of high-quality instruments in which a Fund may invest for such purposes include money market mutual funds, money market securities (such as repurchase agreements) and securities issued or guaranteed by the United States Government or its agencies or instrumentalities, certificates of deposit, time deposits, and banker' acceptances  of certain  qualified  financial  institutions  and  corporate commercial  paper,  which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's  Corporation  ("S&P") or the "Prime"  major  rating  category by Moody's  Investor's  Service,  Inc.  ("Moody's"),  or, if not rated,  issued by companies  having an outstanding long-term  unsecured  debt  issued  rated at least "A"  category  by S&P or Moody's.

o

Short  Term  Trading.  Each Fund may engage in short term  trading  of securities and reserves full freedom with respect to portfolio turnover. In period where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover  may be higher than  during  times of  economic  and market  price stability or when investment strategy remains relatively constant. A higher portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

o

Leverage.  Each Fund may borrow money not to exceed 33 1/3% of total assets  (including the proceeds of any such borrowing).  However, such borrowing is permitted only in extraordinary circumstances such as to raise cash to fund redemptions.   Leverage involves the borrowing of money to purchase securities.  The use of borrowed money will incur interest charges and may have an adverse impact on a Fund's performance.  Although a Fund will only use leverage for extraordinary or emergency purposes, the use of leverage may increase the overall riskiness of a Fund's portfolio. Typically, use of leverage will cause a Fund's assets to increase more when portfolio assets increase in value and decrease more when portfolio assets decrease in value than if a Fund did not use leverage.  Additionally, if securities values fall, the Fund may have to liquidate securities at a loss to pay off any borrowings.

Investment Restrictions


Queens Road Value and Queens Road Small Cap have adopted certain investment restrictions.  These restrictions are classified as either Fundamental or Non-Fundamental.  Fundamental restrictions may not be changed without the affirmative vote of a majority of outstanding voting securities of the applicable fund Non-Fundamental restrictions may be changed without a shareholder vote. However, with regard to the funds non-fundamental policy of investing at least 80% of assets in the equity securities of small cap companies, as applicable to the Queens Road Small Cap Value Fund, the Fund will not change this policy without providing shareholders with a least 60 days prior written notice.


The  fundamental  and  non-fundamental  policies  do not  apply  to  any  matter involving  the issuance of multiple  classes of shares of a Fund or the creation or use of a structure allowing a Fund to invest  substantially all of its assets in a related collective  investment vehicle for similar funds or allowing a Fund to serve as such a collective  investment vehicle for other funds, to the extent permitted by law and regulatory authorities.

For  more  information,  see  "Investment  Objective  and  Principal  Investment Strategies" and "Risk Factors" in the Funds' prospectus.

Fundamental Restrictions

The fundamental investment  restrictions with respect to each Fund are set forth below. Under these restrictions, each Fund may not:

(1) issue senior securities as defined in the 1940 Act, except as permitted by that  Act and the  rules,  regulations  or  pronouncements  thereunder  or as permitted by the  Securities  and Exchange  Commission  (the creation of general liens or  security  interests  under  industry  practices  for  transactions  in portfolio assets are not deemed to involve the issuance of senior securities);

(2)  underwrite  or  participate  in the  marketing of  securities of other issuers,  except  (a) the Fund may,  acting  alone or in  syndicates  or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control  relationship  with the issuers or from underwriters of such securities;  and (b) to the extent that, in connection with the  disposition  of the  Fund's  securities,  the  Fund  may be a  selling shareholder in an offering or deemed to be an underwriter  under certain federal securities laws;

(3) make direct  investments in real estate unless  acquired as a result of ownership of securities or other instruments, although the Fund may purchase and sell other interests in real estate  including  securities  which are secured by real estate,  or securities of companies which make real estate loans or own, or invest or deal in, real estate;

(4) invest in physical commodities or physical commodity contracts,  except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements,  hybrids, currencies,  currency and other forward contracts,  delayed delivery and when-issued  contracts,  futures  contracts and options on futures contracts on securities,  securities indices,  interest rates and  currencies  shall not be deemed  investments  in commodities or commodities contracts;

(5) lend any security or make any other loan if, as a result,  more than 33 1/3% of its total assets would be lent to other  parties,  but this  restriction does not apply to purchases of debt securities or repurchase agreements.

(6) invest 25% or  more  of the  value  of its  total  assets  in any one industry, as determined by standard industry  classification codes. However, the Funds are not obligated to sell excess securities when securities of a given industry come to constitute 25% or more of the value of a Fund's total assets by reason of changes in value of either the concentrated securities or other securities, and

(7) borrow money, including reverse repurchase agreements in so far as such agreements may be regarded as borrowings, except for borrowings not in an amount in excess of 33 1/3% of the value of its total assets (including the proceeds of any such borrowings).

Non-Fundamental Restrictions

The  following  investment  restrictions  are  not  fundamental  and may be changed  with  respect to each Fund without  shareholder  approval.  Under these restrictions, each Fund may not:

(1)  purchase  any  security or enter into a  repurchase  agreement if as a result more than 15% of its net assets would be invested in securities  that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

(2) engage in  transactions in options except in connection with options on securities,  securities  indices,  currencies and interest rates, and options on futures of securities, securities indices, currencies and interest rates;

(3)  purchase  securities  on margin or make short sales of  securities  or maintain a short  position  except for short  sales  "against  the box" (for the purpose of this restriction,  escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of futures,  options and forward  commitments are not deemed to involve the use of margin); and

(4) purchase a security issued by another investment company, except to the extent  permitted  under the 1940 Act or any exemptive order from the Securities and Exchange Commission.

(5) invest  10% or more of the  value  of its  total  assets  in  options. However,  the Funds are not  obligated  to sell  options  when  options  come to constitute  10% or more of the  value of the  Fund's  total  assets by reason of changes in value of either options or other securities.

(6) with regard to  Fundamental  Restriction 7 above - Such  borrowing will only be  made  for  extraordinary  or  emergency  purposes,  such as  permitting redemption requests to be honored.

Excluding the Funds restrictions regarding borrowing and illiquid securities, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results therefrom. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, the investment manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities as required by law.

III. Management of The Funds

Trustees and Officers

Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care.  The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Trust and not the Trustee's own interest or the interest of another person or organization.  A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Trust and its beneficiaries, which include the shareholders of the Funds.  The Trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share.  The Trustees also have the authority, without the necessity of a shareholder vote, to create any number of new series or classes of shares or to commence the public offering of share of any previously established series or classes.  Each share of a Fund has equal dividend, redemption and liquidation rights, and when issued, is fully paid and non assessable by the Fund.

The Board of Trustees consists of Messrs. Steve Scruggs, Benton Bragg, Phil Blount, Chris Brady, Harold Smith, and Tim Ignasher.  Messrs. Blount, Brady, Smith and Ignasher have no affiliation or material business connection with the Adviser or any of the Adviser's affiliated persons.  Mr. Scruggs and Mr. Bragg are employed by and are minority owners of the Adviser.

The following table provides biographical information with respect to each current Trustee and officer of the Trust.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years
Steve Scruggs, 34	Trustee, President Secretary	Unlimited 1 yr	Bragg Financial Advisors, Portfolio Manager/Analyst (2000- present) Reliance Insurance Product Manager(1999-2000); Integon Insurance Product Manager (1995-1999)
Benton Bragg, 35	Trustee, Chairman Treasurer	Unlimited 1 yr	Bragg Financial Advisors, President, CEO (1996-present)
Unaffiliated Trustees
Phil Blount, 49	Trustee	Unlimited 1 yr	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise
Chris Brady, 33	Trustee	Unlimited 1 yr	Brady Distributing, Vice President (1995-present) Machinery Distribution
Harold Smith, 37	Trustee	Unlimited 1 yr	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting
Tim Ignasher, 41	Trustee	Unlimited 1 yr	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer

All Trustees may be reached by mail, care of the Funds, at:

Queens Road Mutual Funds

100 Queens Road

Charlotte, NC 28204

Steve Scruggs and Benton Bragg are Interested Trustees by reason of their affiliation with the advisor.

Standing Committees

The Audit Committee is a standing committee consisting of independent directors who communicate directly with the Fund's independent auditor discussing financial and control issues relating to the Fund. The Audit Committee consists of Tim Ignasher and Chris Brady. Tim Ignasher and Chris Brady are unaffiliated Trustees. The Audit Committee does not have a designated financial expert.

The Audit Committee met on August 15, 2003 to address issues regarding the fiscal year 6/1/2002 to 5/31/2003.

The Nominating Committee is a standing committee consisting of independent directors whose role is to identify  and nominate potential Trustees of the Funds. The nominating committee accepts nomination requests from shareholders. All shareholder nominations must be submitted in writing to the Nominating Committee at 100 Queens Road, Charlotte, NC 28204.  The nominating committee did not meet in during the fiscal year 6/1/2002 to 5/31/2003.

Ownership of Equity Securities

As of 12/31/2002


Trustee	I - Interested U - Unaffiliated	Ownership in Queens Road Value	Ownership in Queens Road Small Cap	Ownership in Fund Complex
Benton Sellers Bragg	I	C	C	D
Steven H. Scruggs	I	B	B	C
Phil Blount	U	A	B	B
Tim Ignasher	U	A	A	A
Chris Brady	U	A	B	B
Harold Smith	U	A	A	A


Ownership Code

A

$0 to $10,000

B

$10,001 to $50,000

C

$50,001 to $100,000

D

Greater than $100,000

Currently, no officer or employee of the Adviser receives any compensation from the Trust (for serving as an officer, employee, or Trustee of the Trust), and it is not  anticipated  that any  compensation  will be given to such  officers  or Trustees in the future. Each Trustee who is not an officer, director or employee of the Adviser or any  affiliate  will  receive from the Funds a fee of $125 for each Board or shareholders  meeting attended.  The estimated fees payable to the Independent Trustees for the current fiscal year are summarized in the following table:

Compensation


(1)	(2)(a)	(2)(b)	(3)	(5)

Name of Person, Position	Aggregate Compensation from Queens Road Value	Aggregate Compensation from Queens Road Small Cap	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Funds and Fund Complex to Trustees

Harold Smith, Trustee	$250	$250	$0	$500

Chris Brady, Trustee	$250	$250	$0	$500

Phil Blount, Trustee	$250	$250	$0	$500

Tim Ignasher, Trustee	$250	$250	$0	$500


The  amounts shown above represent Trustee compensation for the period from June 13, 2002 through May 31, 2003.  The amount shown is paid by the Fund’s advisor on behalf of the Funds in accordance with the Advisory agreement.

The Trust does not have any retirement or pension plan for its Trustees or officers.

No Unaffiliated Trustee of the Trust owns, directly or indirectly, any interest in the Fund's Adviser or Principal Underwriter.

Control Persons and Principal Holders of Securities

A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund shares may be deemed a "control  person" (as defined in the 1940 Act) of the Fund.


As of May 31, 2003, 36.8% of the outstanding shares of the Queens Road Value Fund and 34.3% of the outstanding shares of the Small Cap Value Fund were beneficially owned by John  Frank  Bragg,  Jr.,  Chairman  of  Bragg  Financial Advisors, Inc.

As of May 31, 2003, 25.4% of the outstanding shares of the Queens Road Value Fund were beneficially owned by Phillips M. and Leslie M. Bragg.  Phillips Bragg is a principal of Bragg Financial Advisors, Inc. and Queens Road Securities, LLC.

A shareholder who owns of record or is known by the Fund to own beneficially 5% or more of any Class of the Fund’s outstanding shares is considered to be a Principal Holder.

Principal Holders (As of September 9, 2003)	Address	Ownership % in Queens Road Value	Ownership % in Queens Road Small Cap

John Frank Bragg, Jr.	100 Queens Road, Charlotte, NC 28204	30.8%	49.6%

Phillips & Leslie Bragg	100 Queens Road, Charlotte, NC 28204	22.2%	9.9%

Benton S. & Alice Bragg	100 Queens Road, Charlotte, NC 28204	16.1%	21.7%

Mark S. & Kathryn Thompson	100 Queens Road, Charlotte, NC 28204	6.4%	N/A

Steven H. & Katharine Scruggs	100 Queens Road, Charlotte, NC 28204	6.4%	N/A

Christopher B. Brady	100 Queens Road Charlotte, NC 28204	9.2%	7.1%

Each is owner of record of the full amount listed.

Management Ownership

The Trustees and the principals of the Fund’s advisor collectively own 100% of the outstanding shares of the Queens Road Value and the Queens Road Small Cap Value Funds.


Investment Advisory and Other Services

Investment Adviser

The Funds' adviser, Bragg Financial Advisors, Inc, ("Adviser"), is registered with the Securities and Exchange Commission  ("SEC") as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The Adviser has Not been sponsored, recommended or approved, nor have its abilities or qualifications been passed upon, by the SEC or any other governmental agency.

The Adviser acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement dated May 10, 2002 (the "Advisory Agreement").  This Advisory Agreement shall continue in effect for two years after its initial effectiveness and will continue from year to year as long as it is approved at least annually by both  (i) a vote of the majority of the Trustees or a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act), and (ii) a vote of the majority of the Trustees who are not parties to the  Advisory Agreement  or  "interested  persons" of any party  thereto,  cast in person at a meeting  called  for the  purpose  of  voting  on such  approval.  The Advisory Agreement may be terminated by either party provided the terminating party provides 60 days' written notice. The Advisory Agreement cannot be assigned, and automatically terminates in the event of assignment.  A transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment, as provided by the 1940 Act.

When determining whether to approve the Advisory Agreement, the Trustees, including the independent Trustees, considered several factors.  These factors included, but were not limited to: (1) the Adviser's past performance;  (2) the quality of the investment and research services provided to the Fund; (3) any economies of scale to be achieved if the Adviser used the research and analysis compiled for its other clients to make investment decisions for the Fund;  (4) the fee charged by the Adviser in relation to the scope and quality of services it provides and compared to the fee charged by advisers to comparable funds; and (5) the depth of the Adviser's investment and research capabilities. Additionally, the Trustees considered the time and expense expended by the Adviser in the establishment of the Fund as basis for approving the Advisory Agreement.

Subject to the supervision and direction of the Board of Trustees, the Adviser manages each Fund's portfolio in accordance with the stated policies of the Fund.  The Adviser makes investment decisions for the Funds and places the purchase and sale orders for portfolio transactions.  In addition, the Adviser furnishes office facilities and clerical and administrative services and subject to the direction of the Board of Trustees, is responsible for the overall management of the business affairs of the Funds, including the provision of personnel for record keeping, the preparation of governmental reports and responding to shareholder communications.

Each Fund, the Adviser, and the Distributor have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are allowed to engage in personal securities transactions only in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and other similar factors.  Transactions in securities held by the Funds are permitted, subject to compliance with the Code of Ethics.

Affiliates of the Adviser who are affiliates of the Funds.

Name	Position with Fund	Position with Adviser
Benton Bragg	Chairman, Treasurer	CEO
Steve Scruggs	President, Secretary	Portfolio Manager/Analyst

Management Fee

As described in the Prospectus,  each Fund will pay the Adviser a management fee based on the net assets of the Fund.  The following  table  illustrates  the fee structure.  The fees are  expressed  as a percentage  of the Fund's  average net assets.


Net Assets	Queens Road Value Management Fee	Queens Road Small Cap Management Fee

$0 -$250,000,000	0.95%	1.35%
$250,000,001 - $500,000,000	0.85%	1.25%
Greater than $500,000,000	0.80%	1.15%


Management  Fees are reduced as certain  asset  levels are  reached.  See Fees &Expenses section in Prospectus for further explanation.

Other Expenses

Each  Fund  pays its own (1)  brokerage  fees and  commissions;  (2)  taxes  and governmental  fees;  (3)  interest;  and  (4)  extraordinary  and  non-recurring expenses.

Pursuant to the Advisory  Agreement,  the Adviser,  on behalf of each Fund, will pay the  following:  (1)  fees of the  Independent  Trustees;  (2)  expenses  of registration of the Trust and of the shares of the Fund with the SEC and various states;  (3) charges of the custodian,  dividend and transfer agent; (4) outside auditing and legal  expenses;  (5) liability  insurance  premiums on property or personnel  (including  officers and trustees) (6)  maintenance of business trust existence; (7) costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities; (8) portfolio pricing services; and (9) Fund shareholder meetings.

From inception (6/13/2002) through 5/31/2003, the Advisor voluntarily waived all advisory fees for each Fund.  The Advisor is under no obligation to waive any portion of fees relating to this contract.

Principal Underwriter

Queens Road Securities, LLC ("QRS") acts as the principal underwriter in the continuous  public  offering of the Funds' shares.  QRS is located at 100 Queens Road, Charlotte, NC 28204 and is an affiliate of Bragg Financial Advisors, Inc. the Funds' adviser.  Certain owners of Bragg Financial Advisors, Benton Bragg, John Bragg, Phillips Bragg, Steve Scruggs, and Katie Scruggs, own in the aggregate 100% of QRS. QRS is not obligated to sell any amount of shares.

From inception (6/13/2002) to 5/31/2003, Queens Road Securities, LLC received no compensation relating to the underwriting agreement.

Other Service Providers

Fund Accountant

Mutual Shareholder Services, LLC. (MSS), 8869 Brecksville Road, Brecksville, OH 44141 provides the Funds with accounting and administrative services relating to pricing fund shares, distributing daily pricing, maintaining books and records relating to such pricing and other administrative duties.  In consideration of such services, the Adviser on behalf of each Fund pays the Accountant an annual fee which is paid monthly and  computed as a  percentage  of the average daily net assets of the Fund.  Under the terms of the agreement, the Advisor will pay on behalf of the Funds $350 per month for each Fund until a certain asset level threshold has been reached.  The Trust reserves the right to change its fund accountant at any time, subject to the terms of the Accounting Agreement.

Transfer Agent

Each Fund has entered into a Transfer Agent Agreement  ("Transfer Agent Agreement") with Mutual Shareholder Services, LLC. (MSS), pursuant to which MSS has agreed to act as the Fund's transfer, redemption and dividend disbursing agent.  As such, the Transfer Agent maintains the Funds' official records of shareholders and is responsible for crediting dividends to shareholders' accounts.  In consideration for such services, the Transfer Agent receives from the Adviser on behalf of each Fund an annual fee, paid monthly, computed as a percentage of the average daily net assets of the Fund.  Under the terms of the agreement, the Advisor will pay on behalf of the Funds $150 per month for each Fund. This amount is subject to increase with the amount of assets in each Fund.  The Trust reserves the right to change its transfer, redemption and dividend distributing agent at any time, subject to the terms of the Transfer Agent Agreement.

Custodian

The Funds' custodian is US Bank, N.A.  ("Custodian"), 425 Walnut Street, Cincinnati, OH, 45202.  Each Fund has entered into a Custodian Agreement ("Custodian Agreement") with the Custodian, pursuant to which the Custodian will hold all securities and cash of the Fund, deliver and receive payment for securities sold, receive and pay for securities  purchased,  collect income from investments  and perform other duties,  all as directed by officers of the Fund. The Custodian will not exercise any supervisory function over the purchase and sale of securities or the payment of distributions to shareholders.  In consideration of such services, the Adviser on behalf of each Fund pays the Custodian an annual fee which is paid monthly and computed as a percentage of the average daily net assets of the Fund. Under the terms of the agreement, the Advisor on behalf of each Fund will pay a discounted rate of $250.00 per month until certain thresholds are achieved.  The Fund reserves the right to change its custodian at any time, subject to the terms of the Custodian Agreement.

Auditors

McCurdy and Associates CPA's Inc., 27955 Clemens Road Westlake, OH 44145 serves as the Funds'  independent  certified public accountant and audits the financial statements of the Funds.  The Funds' CPA must be approved annually by the Board of Trustees.

Administrator

Bragg Financial Advisors, Inc. (BFA), 100 Queens Road, Charlotte, NC 28204, the Funds’ investment adviser has entered into an Administrative Agreement with each Fund pursuant to which BFA will provide advice and assistance relating to the administrative affairs of the Funds.  BFA will receive no compensation under the terms of the Administration Agreement.

Section II

A. Brokerage Allocation and Other Practices

Portfolio Transactions

Decisions to buy and sell securities for the Funds are made by the Adviser. Portfolio security transactions for the Funds are effected by or under the supervision of the Adviser.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions.  There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or markup. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's markup or markdown.

In executing portfolio transactions and selecting brokers and dealers, it is each Fund's policy to seek the best overall terms available.  In assessing the best overall terms available for any transaction, the Adviser shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.  In addition, the Advisory Agreement authorizes the Adviser to pay a higher commission than is charged by other broker-dealers if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research  services (as those terms are defined in Section 28(e) of the  Securities  Exchange Act of 1934) provided to the Fund.

The Adviser may execute securities transactions through its affiliate, Queens Road Securities, LLC.

The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions  paid over  representative  periods of time were reasonable in relation to the benefits inuring to the Funds. It is possible that certain  of the  services  received  will  primarily  benefit  one or more other accounts for which investment discretion is exercised.  Conversely, the Fund may be the  primary  beneficiary  of  services  received  as a result  of  portfolio transactions  effected for other accounts.  The Adviser's fee under the Advisory Agreement is not reduced by reason of the Adviser's receiving such brokerage and research services.

Although investment decisions for the Funds are made independently from those of the other accounts  managed by the Adviser,  investments of the kind made by the Funds  may also be made by  those  other  accounts.  When a Fund and one or more accounts  managed by the Adviser are prepared to invest in, or desire to dispose of, the same security,  available investments or opportunities for sales will be allocated in a manner  believed by the Adviser to be  equitable.  In some cases, this procedure may adversely  affect the price paid or received by a Fund or the size of the position obtained for or disposed of by a Fund.

From inception (6/13/2002) through May 31, 2003, the Funds executed 100% of securities transactions through Queens Road Securities, LLC an affiliate of the Advisor.  All trades were in accordance with the 17e-1 procedures of the Investment Company Act of 1940.  The expenses paid by the Funds to execute the portfolio transactions were:


6/13/2002 – 5/31/2003
Queens Road Value Fund	$42.00

Queens Road Small Cap Value Fund	$108.75


Capital Stock and Other Securities


The Declaration of Trust provides for an unlimited number of authorized  shares, which may, without shareholder  approval, be divided into an unlimited number of series of such  shares.  There are presently two series of shares, which are Queens Road Value Fund and Queens Road Small Cap Value Fund. Each Fund share represents an equal proportionate interest in the Fund with other Fund shares,  and is entitled to such dividends and  distributions out of the Fund's income  as are  declared  at  the  discretion  of the  Board  of  Trustees.  All consideration received by the Trust for shares of a Fund and all assets in which such consideration is invested  will belong to the Fund and will be subject to the liabilities relating thereto.


Shareholders  are  entitled to one vote per share (and  proportional  voting for fractional  shares,  e.g.  2.5  shares  cast  2.5  votes)  on  such  matters  as shareholders  are  entitled to vote.  The laws of the State of  Delaware,  under which the Trust is organized,  and the Trust's bylaws provide that a Fund is not required  to hold an annual  meeting of  shareholders  unless  required to do so under the 1940 Act.  Accordingly,  the Funds  will not hold  annual  shareholder meetings  unless  required  to do so under  the 1940 Act.  Shareholders  holding two-thirds  of a Fund's  voting  shares do have the  right to call a meeting  of shareholders  for the purpose of voting to remove one or more  Trustees.  A Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the 1940 Act.

Upon issuance and sale in accordance with the terms of the Funds' prospectus, each share will be fully paid and non-assessable.  Shares of the Funds have no preemptive, subscription or conversion rights and are redeemable as set forth in the Funds' prospectus in the section titled "How to Redeem Shares." The Funds will not issue share certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption.

The Declaration of Trust also provides that shareholders shall not be subject to any personal liability for the acts or obligations of either Fund and that every agreement, obligation or instrument entered into or executed by either Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

B. Purchase, Redemption and Pricing of Shares

See  "How To Purchase Shares" and "How To Redeem Shares" in the Fund's prospectus.

C. Taxation of the Funds

Each Fund will be treated as a separate entity for Federal income tax purposes and intends to qualify continually as a regulated investment company under Subchapter M of the Internal Revenue Code. Such qualification removes from the Funds any liability for Federal income taxes upon the portion of its income distributed to shareholders and makes federal income tax upon such distributed income generated by the Funds' investments the sole responsibility of the shareholders.  Continued qualification requires the Fund to distribute to its shareholders each year substantially all of its income and capital gains.  A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following calendar year.  Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Funds will notify shareholders of the tax status of dividends and distributions.

If a Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss), will be taxable to shareholders as ordinary income.

A Fund's transactions, if any, in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term  capital  losses  into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders of the Fund.

Distribution of a Fund's net ordinary income and distributions of any net realized short-term capital gain will be taxable to shareholders as ordinary income. Distributions of net capital gain are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund.  Distributions are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.  The investment objective of each Fund is such that only a small portion, if any, of the Fund's distributions is expected to qualify for the dividends-received deduction for corporate shareholders.

Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution.  Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder, even though subject to income taxes.  A Fund may also, from time to time, pay dividends in excess of net income and net realized capital gains. Any such excess dividends would constitute a non-taxable return of capital to the shareholder.

A distribution with respect to shares of a Fund held by a tax-deferred or qualified plan, such as an individual retirement account or corporate pension or profit-sharing plan, generally will not be taxable to the plan.  Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss.  Such gain or loss will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; and otherwise short-term capital gain or loss. If a shareholder has held shares in a Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution.  In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before the ending 30 days after the shares are sold or exchanged.  For this purpose, acquisitions made by reinvesting distributions would constitute a replacement if made within the period.  If disallowed, the loss will be reflected in an upward  adjustment to the basis of the shares acquired.

In accordance with the Code, a Fund may be required to withhold a portion of dividends or redemptions or capital gains paid to a shareholder and remit such amount to the Internal Revenue Service if the shareholder fails to furnish the Fund with a correct taxpayer identification number, if the shareholder fails to supply the Fund with a tax identification number altogether, if the shareholder fails to make a required certification that the shareholder's taxpayer identification number is correct and that the shareholder is not subject to backup  withholding, or if the Internal Revenue Service notifies the Fund to withhold a portion of such  distributions from a shareholder's account.  Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such shareholder may be subject to a U.S. withholding tax at a rate of 30 percent  (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income. In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.

PROSPECTIVE INVESTORS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP AND DISPOSITION OF SHARES OF THE FUND.

D. Performance

Performance  quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Funds are based on the standardized   methods of computing performance mandated by the SEC.  An explanation of these and other methods used by the Funds to compute or express performance follows.  Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Average annual total return.  Average annual total return is determined by finding the average annual rates of return that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that income dividends and capital gain distributions are reinvested. The quotation assumes the account was completely redeemed at the end of each period.

These figures will be calculated according to the SEC formula:

P(1+T)n = ERV

where:

P    = a hypothetical initial payment of $1,000

T    = average annual total return

n    =number of years

ERV  = ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of each period at the end of each period


Fund	Inception Date	Return Since Inception
Queens Road Value Fund	6/13/2002	8.43%
Queens Road Small Cap Value Fund	6/13/2002	9.02%


The above performance chart shows each funds total return from inception(June 13,2002) through May 31, 2003.

Cumulative  total return.  Like average  annual total return,  cumulative  total return  assumes  that  income  dividends  and  capital  gain  distributions  are reinvested.  Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods.

Current  distribution rate.  Current yield,  which is calculated  according to a formula  prescribed  by the SEC, is not  indicative of the amounts which were or will be paid to shareholders.  Amounts paid to shareholders are reflected in the quoted  current  distribution  rate  or  taxable-equivalent  rate.  The  current distribution  rate is usually  computed by  annualizing  the dividends  paid per share by a Fund during a certain  period and dividing that amount by the current maximum offering price.

Volatility.  Occasionally  statistics may be used to show a fund's volatility or risk.  Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered  representative of the types of securities in which the fund invests.  A beta of more than 1.00 indicates  volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market.  Another measure of volatility or risk is standard deviation.  Standard deviation is used to measure variability of net asset value or total return around an average over a specified  period of time. The idea is that greater  volatility  means greater risk undertaken in achieving performance.

The  Funds  may  include  in their  advertising  or sales  material  information relating to investment goals and performance results of the Funds.

Standardized After Tax Returns

Average annual total return (after taxes on distributions) and annual total return (after taxes on distributions and redemptions) are calculated assuming that distributions by the Fund and gains on a sale of fund shares are taxed at the highest applicable individual federal income tax rate.  Where given, standardized after tax returns, after taxes on distributions and redemptions, are computed assuming a complete sale of fund shares at the end of the 1-, 5-, or 10-year measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses.  Applicable federal tax law will be used to determine whether and how gains and losses from the sale of shares with different holding periods are netted, as well as the tax character  (e.g., short-term or long-term) of any resulting gains or losses.

Other assumptions used in computing standardized after tax returns:

o

Applicable historical rates are used.

o

Calendar year periods are used.

o

State and local taxes are excluded.

o

Alternative  minimum tax or phase outs of certain tax credits,  exemptions, and  deductions  for  taxpayers  whose  adjusted  gross  income  is above a specified amount is not taken into account.

o

Taxes due on a distribution  are deducted at the time the  distribution  is reinvested and will reduce the amount of the reinvestment.

o

Will be  calculated  assuming  that the  taxable  amount and tax  character  (e.g., ordinary income, short-term capital gain, long-term capital gain) of each distribution are as specified by the fund on the dividend  declaration date, adjusted to reflect subsequent recharacterizations.

Comparisons

To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications.  Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages.  These comparisons may include, but are not limited to, the following examples:

*

Dow Jones Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

*

*

Standard  & Poor's 500 Stock Index or its component indices – a   capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks  representing  all major  industries.

*

Russell 2000 Index or its component indices - measures the performance of approximately 2,000 small cap U.S. companies based on total market capitalization.

*

The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE. * Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

*

CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

*

Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

*

Financial publications:  The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines – provide performance statistics over specified time periods.

*

Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

*

Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

*

Morningstar  - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings.  The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

*

Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged and do not pay expenses, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures.  In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

E.  Financial Statements


Prior to November 26, 2003, the Queens Road Value Fund was named the Queens Road Large Cap Value Fund.


INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees:

Queens Road Large Cap Value Fund (a series of Bragg Capital Trust)

We have audited the accompanying statement of assets and liabilities of the Queens Road Large Cap Value Fund, including the schedule of portfolio investments, as of May 31, 2003, and the related statement of operations, changes in net assets and financial highlights for the period June 13, 2002 (commencement of operations) through May 31, 2003 in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held by the custodian as of May 31, 2003, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Large Cap Value Fund (a series of Bragg Capital Trust.) as of May 31, 2003, the results of its operations, changes in net assets and financial highlights for the period June 13, 2002 (commencement of operations) through May 31, 2003 in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/McCurdy & Associates CPA’s, Inc.

McCurdy & Associates CPA's, Inc.

Westlake, Ohio

June 14, 2003

Queens Road Large Cap Value

Queens Road Large Cap Value Fund
Statement of Assets and Liabilities
May 31, 2003

Assets
Investment Securities at Market Value	$354,078
(Identified Cost $ 329,040)
Cash	500
Receivables:
Dividends and Interest	750
Total Assets	355,328
Liabilities
Total Liabilities	0
Net Assets	$ 355,328
Net Assets Consist of:
Capital Paid In	329,601
Accumulated Net Investment Income (Loss)	3,164
Accumulated Realized Gain (Loss)	(2,475)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	25,038
Net Assets, for 33,070 Shares Outstanding	$ 355,328

Net Asset Value Per Share ($355,328/33,070 shares)	$ 10.74

Queens Road Large Cap Value Fund
Statement of Operations
For the period ending May 31, 2003

Investment Income:
Dividends	$ 5,327
Interest	438
Total Investment Income	5,765
Expenses: (Note 3)
Advisory Fees	2,663
Total Expenses	2,663

Less: Advisory fees waived	(2,663)

Net Investment Income	5,765

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(2,475)
Unrealized Appreciation (Depreciation) on Investments	25,038
Net Realized and Unrealized Gain (Loss) on Investments and Options	22,563

Net Increase (Decrease) in Net Assets from Operations	$ 28,328

Queens Road Large Cap Value Fund
Statement of Changes in Net Assets
6/13/2002*
to
5/31/03
From Operations:
Net Investment Income	$ 5,765
Net Realized Gain (Loss) on Investments	(2,475)
Net Unrealized Appreciation (Depreciation)	25,038
Increase (Decrease) in Net Assets from Operations	28,328
From Distributions to Shareholders:
Net Investment Income	(2,601)
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	(2,601)
From Capital Share Transactions:
Proceeds From Sale of Shares	227,000
Shares Issued on Reinvestment of Dividends	2,601
Cost of Shares Redeemed	0
Net Increase from Shareholder Activity	229,601

Net Increase in Net Assets	255,328

Net Assets at Beginning of Period	100,000
Net Assets at End of Period
(Including accumulated undistributed net investment income (loss) of $3,164)	$ 355,328

Share Transactions:
Issued	22,802
Reinvested	268
Redeemed	0

Queens Road Large Cap Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	6/13/2002*
	to
	5/31/03
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income	0.19
Net Gains or Losses on Securities
(realized and unrealized)	0.64
Total from Investment Operations	0.83
Distributions
(from net investment income)	(0.09)
(from capital gains)	0.00
Total from Distributions	(0.09)
Net Asset Value -
End of Period	$10.74

Total Return	8.43%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$355

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	(b)
Ratio of Net Income to Average Net Assets	1.10%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	(b)
Ratio of Net Income to Average Net Assets	2.04%	(b)
Portfolio Turnover Rate	1.73%	(b)

(a) For a period of less than one year, total return is not annualized
(b) Annualized
* Commencement of Operations

Notes To Financial Statements of the Queens Road Large Cap Value Fund

May 31, 2003

Note 1. Organization

 The Queens Road Large Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions, at least 80% of its total assets) in large capitalization (greater than $5 billion market cap at the time of purchase) common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  General accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .95% of the Fund’s average daily net asset value. For the time period ended May 31, 2003, the Advisor earned $2,663.  From these fees and its own resources the Advisor agrees to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the time period ending May 31, 2003, the Advisor waived $2,663 of the management fee.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $500 plus expenses for services relating to the Trust.

Note 4. Capital Share Transactions

At May 31, 2003, there were an unlimited number of shares authorized and 33,070 shares outstanding, each with no par value, and capital paid-in amounted to $329,601 for the Fund.

Note 5. Investments

For the time period ended May 31, 2003, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $333,779 and $4,628, respectively. As of May 31, 2003, the gross unrealized appreciation for all securities totaled $33,886 and the gross unrealized depreciation for all securities totaled $8,848, for an unrealized appreciation of $25,038.  The aggregate cost of securities for federal income tax purposes at May 31, 2003 was $329,040.

Note 6. Distributions to Shareholders

During the fiscal year ended May 31, 2003, distributions of $0.09 aggregating $2,601 were declared from net investment income.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and were as follows:

Distributions from:	Large Cap 2003
Ordinary Income	$2,601
Short-Term Capital Gain	0
Long-Term Capital Gain	0
Return of Capital	0
$2,601

As of May 31, 2003 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$3,164
Undistributed capital gain/ (accumulated losses)	(2,475)
Unrealized appreciation/ (depreciation)	25,038
$25,727

There were no differences between book basis and tax-basis unrealized appreciation (depreciation).

Note 7. Capital Loss Carryforwards

At May 31, 2003, the Large Cap Value Fund had available for federal income tax purposes an unused capital loss carryforward of $2,475, which expires in 2011.

.

Note 8. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2003, the Bragg family owned over 90% of the Fund.

Queens Road Small Cap Value

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees:

Queens Road Small Cap Value Fund (a series of Bragg Capital Trust)

We have audited the accompanying statement of assets and liabilities of the Queens Road Small Cap Value Fund, including the schedule of portfolio investments, as of May 31, 2003, and the related statement of operations, changes in net assets and financial highlights for the period June 13, 2002 (commencement of operations) through May 31, 2003 in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held by the custodian as of May 31, 2003, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Small Cap Value Fund (a series of Bragg Capital Trust.) as of May 31, 2003, the results of its operations, changes in net assets and financial highlights for the period June 13, 2002 (commencement of operations) through May 31, 2003 in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/McCurdy & Associates CPA’s, Inc.

McCurdy & Associates CPA's, Inc.

Westlake, Ohio

June 14, 2003

Queens Road Small Cap Value Fund

Statement of Assets and Liabilities
May 31, 2003

Assets
Investment Securities at Market Value	$ 381,752
(Identified Cost $ 355,260)
Cash	66
Receivables:
Dividends and Interest	545
Total Assets	382,363
Liabilities
Total Liabilities	0
Net Assets	$ 382,363
Net Assets Consist of:
Capital Paid In	350,385
Accumulated Net Investment Income (Loss)	2,358
Accumulated Realized Gain (Loss)	3,128
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	26,492
Net Assets, for 35,420 Shares Outstanding	$ 382,363

Net Asset Value Per Share ($382,363/35,420 shares)	$ 10.80

Queens Road Small Cap Value Fund
Statement of Operations
For the period ending May 31, 2003

Investment Income:
Dividends	$ 4,557
Interest	186
Total Investment Income	4,743
Expenses: (Note 3)
Advisory Fees	3,607
Total Expenses	3,607

Less: Advisory fees waived	(3,607)

Net Investment Income	4,743

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	3,128
Unrealized Appreciation (Depreciation) on Investments	26,492
Net Realized and Unrealized Gain (Loss) on Investments and Options	29,620

Net Increase (Decrease) in Net Assets from Operations	$ 34,363

Queens Road Small Cap Value Fund
Statement of Changes in Net Assets	6/13/2002*
to
5/31/03
From Operations:
Net Investment Income	$ 4,743
Net Realized Gain (Loss) on Investments	3,128
Net Unrealized Appreciation (Depreciation)	26,492
Increase (Decrease) in Net Assets from Operations	34,363
From Distributions to Shareholders:
Net Investment Income	(2,385)
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	(2,385)
From Capital Share Transactions:
Proceeds From Sale of Shares	248,000
Shares Issued on Reinvestment of Dividends	2,385
Cost of Shares Redeemed	0
Net Increase from Shareholder Activity	250,385

Net Increase in Net Assets	282,363

Net Assets at Beginning of Period	100,000
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $2,358)	$ 382,363

Share Transactions:
Issued	25,172
Reinvested	248
Redeemed	0
Net increase (decrease) in shares	25,420
Shares outstanding beginning of period	10,000
Shares outstanding end of period	35,420

Queens Road Small Cap Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	6/13/2002*
	to
	5/31/03
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income	0.16
Net Gains or Losses on Securities
(realized and unrealized)	0.73
Total from Investment Operations	0.89
Distributions
(from net investment income)	(0.09)
(from capital gains)	0.00
Total from Distributions	(0.09)
Net Asset Value -
End of Period	$10.80

Total Return	9.02%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$382

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	1.34%	(b)
Ratio of Net Income to Average Net Assets	0.42%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	(b)
Ratio of Net Income to Average Net Assets	1.76%	(b)
Portfolio Turnover Rate	13.26%	(b)

(a) For a period of less than one year, total return is not annualized
(b) Annualized
* Commencement of Operations


Notes To Financial Statements of the Queens Road Small Cap Value Fund

May 31, 2003


Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Large Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions, at least 80% of its total assets) in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  General accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the time period ended May 31, 2003, the Advisor earned $3,607.  From these fees and its own resources the Advisor agrees to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the time period ending May 31, 2003, the Advisor waived $3,607 of the management fee.

Certain Directors and officers of the Corporation are “interested persons” (as defined in the Investment Company Act of 1940) of the Corporation. Each “non-interested” Director is entitled to receive an annual fee of $500 plus expenses for services relating to the Corporation.

Note 4. Capital Share Transactions

At May 31, 2003, there were an unlimited number of shares authorized and 35,420 shares outstanding, each with no par value, and capital paid-in amounted to $350,385 for the Fund.

Note 5. Investments

For the time period ended May 31, 2003, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $387,807 and $35,877, respectively. As of May 31, 2003, the gross unrealized appreciation for all securities totaled $46,369 and the gross unrealized depreciation for all securities totaled $19,877 for an unrealized appreciation of $26,492.  The aggregate cost of securities for federal income tax purposes at May 31, 2003 was $355,260.

Note 6. Distributions to Shareholders

During the fiscal year ended May 31, 2003, distributions of $0.09 aggregating $2,385 were declared from net investment income.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and were as follows:

Distributions from:	Small Cap 2003
Ordinary Income	$2,385
Short-Term Capital Gain	0
Long-Term Capital Gain	0
Return of Capital	0
$2,385

As of May 31, 2003 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$2,358
Undistributed capital gain/ (accumulated losses)	3,128
Unrealized appreciation/ (depreciation)	26,492
$31,978

There were no differences between book basis and tax-basis unrealized appreciation (depreciation).

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2003, the Bragg family owned over 78% of the Fund.

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees:

Queens Road Small Cap Value Fund (a series of Bragg Capital Trust)

We have audited the accompanying statement of assets and liabilities of the Queens Road Small Cap Value Fund, including the schedule of portfolio investments, as of May 31, 2003, and the related statement of operations, changes in net assets and financial highlights for the period June 13, 2002 (commencement of operations) through May 31, 2003 in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held by the custodian as of May 31, 2003, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Small Cap Value Fund (a series of Bragg Capital Trust.) as of May 31, 2003, the results of its operations, changes in net assets and financial highlights for the period June 13, 2002 (commencement of operations) through May 31, 2003 in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/McCurdy & Associates CPA’s, Inc.

McCurdy & Associates CPA's, Inc.

Westlake, Ohio

June 14, 2003

Proxy Voting Guidelines

The Board of Trustees has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Funds' portfolio securities. The procedures and guidelines delegate to the Investment Manager the authority to vote proxies relating to portfolio securities and provide guidelines to ensure that proxies are voted in the best interest of the Funds’ shareholders.  The Investment Manger will put the interests of the Fund’s shareholders above all others when voting proxies.  If a conflict of interest should arise between the interests of the Investment Manager and the interests of the Funds’ shareholders, the Investment Manager will vote the proxies in the shareholders best interests.  Any such conflict of interest will be reported to the Board of Trustees at the next meeting of the Trustees.

A copy of the proxy voting procedure guidelines for the Funds is available at no charge upon request by calling 1-440-922-0066 (Collect) or at the Securities and Exchange Commission’s Website, www.sec.gov.  Also, a report is available at no charge which details the proxy votes made by each Fund for the previous 12 month period ending June 30.  These reports are available by calling 1-440-922-0066(Collect) and will also be made available on the Securities and Exchange Commission website, www.sec.gov.

PART C

Other Information

Item 23. Exhibits.

a.

Certificate  of Trust  and  Declaration  of Trust of Bragg Capital

Trust. Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

b.

By-Laws of Bragg Capital Trust.  Incorporated by reference to Post-

effective Amendment 1 to registrants registration statement filed June 25,

2002, Edgar Accession number 0001162044-02-000085.

c.

Reference is made in Article VII of the Declaration of Trust incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-

000085.

d.

Investment  Advisory Agreement between Bragg Financial  Advisors,  Inc.

and Bragg Capital Trust. Incorporated by reference to Post-effective

Amendment 1 to registrants registration statement filed June 25, 2002,

Edgar Accession number 0001162044-02-000085.

e.

Distribution  Agreement between Queens Road Securities, LLC and Bragg Capital Trust. Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

f.

None

g.

Custodian Agreement between Custodian and Bragg Capital Trust. Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

h.

Transfer Agent Agreement and Fund Accountant Agreement between Mutual Shareholder Services, LLC. and Bragg Capital Trust. Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

i.

None

j.

Consent of Independent Auditors. Attached.

k.

None

l.

None

m.

None

n.

None

p.

Code of Ethics. Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

----------

Item 24. Persons Controlled by or Under Common Control with Registrant.

None

Item 25. Indemnification.

Article IX, Section 2 of the Declaration of Trust provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against  amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant.  In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily  available  facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Declaration of Trust, if any present or former shareholder of any series  ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder  (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets  belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Section 11 of the Investment Advisory Agreement (Exhibit (d) to the Registration Statement) limits the liability of Bragg Financial Advisors, Inc. to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Agreement.

Item 26. Business and Other Connections of Investment Adviser.

See the Prospectus, "Investment Management -- Portfolio Manager" and Statement of Additional Information, "Management of the Fund."

Item 27. Principal Underwriters.

     (a) Queens Road Securities, LLC, the principal underwriter distributing securities of the Registrant, does not serve as the principal underwriter or distributor for any other investment company.

     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter.  The principal business address of each of the persons listed is 100 Queens Road, Charlotte, North Carolina 28204, which is also the address of the Registrant's principal underwriter.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT

Steve Scruggs	Compliance Officer	Trustee, President, Secretary

Benton Bragg	Chief Executive Officer	Trustee, Chairman, Treasurer

     (c) No  commissions  or  other  compensation  were  received  directly  or indirectly  from the  Registrant  by any  principal  underwriter  who was not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, at the Registrant's  principal offices and with the Transfer Agent.  The Registrant's address:  100 Queens Road, Charlotte, NC 28204.  The Transfer Agent's address: 8869 Brecksville Road, Brecksville, OH 44141

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

None

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-effective Amendment 2 to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina, on September 10, 2003.

By: /s/Steve Scruggs

Steve Scruggs

President and Secretary